Summary of Stock Option Activity (Detail) - Employee Stock Option - $ / shares	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Options Outstanding Number of Shares
Outstanding at beginning of period (in shares)	1,171,393
Granted (in shares)	167,557
Exercised (in shares)	(355,216)
Forfeited (in shares)	(7,705)
Outstanding at end of period (in shares)	976,029
Exercisable at end of period	452,066
Weighted Average Exercise Price
Outstanding at beginning of period (USD per share)	$ 56.02
Granted (USD per share)	118.90
Exercised (USD per share)	41.93
Forfeited (USD per share)	34.78
Outstanding at end of period (USD per share)	72.11
Exercisable at end of period (USD per share)	53.60
Weighted Average Fair Value
Outstanding at beginning of period (USD per share)	17.15
Granted (USD per share)	36.84	$ 25.06
Exercised (USD per share)	13.76
Forfeited (USD per share)	11.83
Outstanding at end of period (USD per share)	21.80
Exercisable at end of period (USD per share)	$ 16.60
Weighted Average Remaining Contractual Life
Outstanding at end of period	5 years 1 month 6 days
Exercisable at end of period	3 years 10 months 11 days